UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01466

Pioneer Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Fund

NQ | September 30, 2018

Ticker Symbols: Class A PIODX Class C PCODX Class R PIORX Class Y PYODX

Shares		Value
	UNAFFILIATED ISSUERS - 99.3%
	COMMON STOCKS - 97.3% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.3%
	Motorcycle Manufacturers - 0.3%
340,769	Harley-Davidson, Inc.	$15,436,836
	Total Automobiles & Components	$15,436,836
	BANKS - 7.1%
	Diversified Banks - 7.1%
4,664,219	Bank of America Corp.	$137,407,892
1,993,293	JPMorgan Chase & Co.	224,923,182
	Total Banks	$362,331,074
	CAPITAL GOODS - 3.0%
	Aerospace & Defense - 1.7%
419,203	Raytheon Co.	$86,632,492
	Industrial Conglomerates - 0.1%
6,532	Honeywell International, Inc.	$1,086,925
	Industrial Machinery - 1.2%
660,837	Lincoln Electric Holdings, Inc.	$61,748,609
	Trading Companies & Distributors - 0.0%†
6,077(a)	United Rentals, Inc.	$994,197
	Total Capital Goods	$150,462,223
	COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
	Environmental & Facilities Services - 1.9%
1,067,904	Waste Management, Inc.	$96,495,806
	Total Commercial & Professional Services	$96,495,806
	CONSUMER SERVICES - 3.3%
	Restaurants - 3.3%
1,004,694	McDonald's Corp.	$168,075,259
	Total Consumer Services	$168,075,259
	DIVERSIFIED FINANCIALS - 7.5%
	Asset Management & Custody Banks - 0.8%
87,153	BlackRock, Inc., Class A	$41,077,824
	Consumer Finance - 2.1%
1,000,211	American Express Co.	$106,512,469
	Financial Exchanges & Data - 1.9%
574,670	CME Group, Inc., Class A	$97,814,581
	Multi-Sector Holdings - 2.7%
68(a)	Berkshire Hathaway, Inc., Class A	$21,760,003
526,500(a)	Berkshire Hathaway, Inc., Class B	112,728,915
		$134,488,918
	Total Diversified Financials	$379,893,792
	ENERGY - 5.5%
	Integrated Oil & Gas - 2.3%
1,861,126	TOTAL SA (A.D.R.)	$119,837,903
	Oil & Gas Equipment & Services - 1.5%
1,844,574	Halliburton Co.	$74,760,584
	Oil & Gas Exploration & Production - 1.7%
687,849	EOG Resources, Inc.	$87,748,897
	Total Energy	$282,347,384
	FOOD & STAPLES RETAILING - 1.5%
	Hypermarkets & Super Centers - 1.5%
320,381	Costco Wholesale Corp.	$75,251,089
	Total Food & Staples Retailing	$75,251,089
	FOOD, BEVERAGE & TOBACCO - 5.0%
	Packaged Foods & Meats - 1.4%
1,742,170	Mondelez International, Inc., Class A	$74,843,623
	Soft Drinks - 3.6%
1,630,847	PepsiCo., Inc.	$182,328,695
	Total Food, Beverage & Tobacco	$257,172,318
	HEALTH CARE EQUIPMENT & SERVICES - 7.9%
	Health Care Equipment - 5.2%
863,705	Danaher Corp.	$93,850,185
1,727,939	Medtronic Plc	169,977,360
		$263,827,545
	Managed Health Care - 2.7%
530,836	UnitedHealth Group, Inc.	$141,223,609
	Total Health Care Equipment & Services	$405,051,154
Shares		Value
	INSURANCE - 0.7%
	Multi-Line Insurance - 0.7%
684,944	Hartford Financial Services Group, Inc.	$34,219,802
	Total Insurance	$34,219,802
	MATERIALS - 1.1%
	Diversified Chemicals - 0.0%†
15,000	DowDuPont, Inc.	$964,650
	Specialty Chemicals - 0.8%
277,008	International Flavors & Fragrances, Inc.	$38,537,353
	Steel - 0.3%
231,448	Nucor Corp.	$14,685,376
	Total Materials	$54,187,379
	MEDIA & ENTERTAINMENT - 1.1%
	Movies & Entertainment - 1.1%
484,533	Walt Disney Co.	$56,661,289
	Total Media & Entertainment	$56,661,289
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
	Biotechnology - 1.9%
466,728	Amgen, Inc.	$96,748,047
	Pharmaceuticals - 5.2%
1,214,557(a)	Elanco Animal Health, Inc.	$42,375,894
790,566	Eli Lilly & Co.	84,835,637
1,917,316	Merck & Co., Inc.	136,014,397
		$263,225,928
	Total Pharmaceuticals, Biotechnology & Life Sciences	$359,973,975
	REAL ESTATE - 1.1%
	Specialized REIT - 1.1%
495,500	Crown Castle International Corp.	$55,164,015
	Total Real Estate	$55,164,015
	RETAILING - 6.0%
	Home Improvement Retail - 6.0%
811,137	Home Depot, Inc.	$168,027,029
1,200,596	Lowe's Cos., Inc.	137,852,433
		$305,879,462
	Internet & Direct Marketing Retail - 0.0%†
1,296(a)	Booking Holdings, Inc.	$2,571,264
	Total Retailing	$308,450,726
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
	Semiconductor Equipment - 0.0%†
16,585	Lam Research Corp.	$2,515,945
	Semiconductors - 3.0%
1,179,050	Analog Devices, Inc.	$109,014,963
395,377	Intel Corp.	18,697,378
546,865(a)	Micron Technology, Inc.	24,734,704
		$152,447,045
	Total Semiconductors & Semiconductor Equipment	$154,962,990
	SOFTWARE & SERVICES - 17.6%
	Data Processing & Outsourced Services - 3.1%
1,044,827	Visa, Inc., Class A	$156,818,084
	Interactive Media & Services - 7.9%
212,155(a)	Alphabet, Inc., Class A	$256,088,058
888,990(a)	Facebook, Inc., Class A	146,203,295
		$402,291,353
	Systems Software - 6.6%
2,260,304	Microsoft Corp.	$258,510,968
1,581,585	Oracle Corp.	81,546,523
		$340,057,491
	Total Software & Services	$899,166,928
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
	Communications Equipment - 0.7%
693,680	Cisco Systems, Inc.	$33,747,532
	Technology Hardware, Storage & Peripherals - 4.9%
1,112,072	Apple, Inc.	$251,039,133
	Total Technology Hardware & Equipment	$284,786,665
	TELECOMMUNICATION SERVICES - 4.1%
	Integrated Telecommunication Services - 4.1%
6,245,344	AT&T, Inc.	$209,718,652
	Total Telecommunication Services	$209,718,652
	TRANSPORTATION - 6.1%
	Air Freight & Logistics - 3.0%
241,174	FedEx Corp.	$58,072,287
819,930	United Parcel Service, Inc., Class B	95,726,828
		$153,799,115
	Railroads - 3.1%
309,691	Kansas City Southern	$35,081,797
Shares		Value
	Railroads - (continued)
743,774	Union Pacific Corp.	$121,108,720
		$156,190,517
	Total Transportation	$309,989,632
	UTILITIES - 0.8%
	Electric Utilities - 0.8%
554,000	American Electric Power Co., Inc.	$39,267,520
	Total Utilities	$39,267,520
	TOTAL COMMON STOCKS
	(Cost $3,697,163,185)	$4,959,066,508
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1% of Net Assets
12,405,000(b)	U.S. Treasury Bills, 10/4/18	$12,402,908
45,000,000(b)	U.S. Treasury Bills, 10/11/18	44,974,422
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $57,378,205)	$57,377,330
	TEMPORARY CASH INVESTMENTS - 0.9% of Net Assets
	REPURCHASE AGREEMENTS - 0.9%
15,170,000	$15,170,000 ScotiaBank, 2.25%, dated 9/28/18 plus accrued interest on 10/1/18	$15,170,000
	collateralized by the following:
	$295,910 Freddie Mac Giant, 3.5%, 7/1/48
	$15,180,392 Federal National Mortgage Association, 3.5% - 5.0%, 3/1/47 - 7/1/48
7,945,000	$7,945,000 TD Securities USA LLC, 2.24%, dated 9/28/18 plus accrued interest on 10/1/18	7,945,000
	collateralized by $8,103,901 Federal National Mortgage Association, 4.0% , 3/1/48
12,785,000	$12,785,000 RBC Capital Markets LLC, 2.22%, dated 9/28/18 plus accrued interest on 10/1/18 collateralized by $13,043,113 Government National Mortgage Association, 4.5%, 9/20/48	12,785,000
10,770,000	$10,770,000 TD Securities USA LLC, 2.22%, dated 9/28/18 plus accrued interest on 10/1/18	10,770,000
	collateralized by $10,985,401 Federal National Mortgage Association, 4.0%, 3/1/48
		$46,670,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $46,670,000)	$46,670,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.3%
	(Cost $3,801,211,390)	$5,063,113,838
	OTHER ASSETS AND LIABILITIES - 0.7%	$36,233,294
	NET ASSETS - 100.0%	$5,099,347,132

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,959,066,508	$–	$–	$4,959,066,508
U.S. Government and Agency Obligations	–	57,377,330	–	57,377,330
Repurchase Agreements	–	46,670,000	–	46,670,000
Total Investments in Securities	$4,959,066,508	$104,047,330	$–	$5,063,113,838

During the nine months ended September 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.